Segments (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment result	$ 4,502,259	$ 5,707,733	$ 5,706,820
Operating expenses (including depreciation and amortization)	(19,534,453)	(18,048,045)	(19,571,322)
Other income, net	1,234,415	4,716,132	2,314,721
Loss before income taxes and equity in net loss of equity method investees	$ (13,797,779)	$ (7,624,180)	$ (11,549,781)